ACCUMULATED OTHER COMPREHENSIVE LOSS - Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Class of Stock [Line Items]
Research and development, net	$ 143,360	$ 128,705	$ 111,297
Selling, general and administrative	185,867	162,590	153,901
Total, before income taxes	(8,261)	(24,724)	(29,937)
(Provision) benefit for income taxes	18,517	4,414	2,567
Total, net of income taxes	10,256	(20,310)	(27,370)
Software
Class of Stock [Line Items]
Cost of revenue	28,955	35,647	36,071
Software service
Class of Stock [Line Items]
Cost of revenue	46,413	44,893	45,012
Professional service and other
Class of Stock [Line Items]
Cost of revenue	56,349	51,186	80,517
Foreign currency forward contracts | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Research and development, net	1,190	960	208
Selling, general and administrative	853	674	108
Total, before income taxes	2,314	1,882	389
(Provision) benefit for income taxes	84	(246)	(39)
Total, net of income taxes	2,398	1,636	350
Foreign currency forward contracts | Software | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	6	39	54
Foreign currency forward contracts | Software service | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	40	117	(42)
Foreign currency forward contracts | Professional service and other | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	$ 225	$ 92	$ 61